EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS (Tables)	12 Months Ended
Mar. 31, 2025
Employees Including Officers Executive And Non-executive Directors
DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY

	Year ended March 31,
	2025 $	2024 $	2023 $
Group
Staff costs comprised:
Directors’ salaries	1,493,081	2,039,447	1,204,285
Wages and salaries	605,193	612,076	548,328
Social security costs	13,936	11,386	151,967
Recruitment costs	-	-	13,750
	2,112,210	2,662,909	1,918,330
The average monthly number of employees, including directors, employed by the group during the years ending March 31, 2025, March 31, 2024, and March 31, 2023 were:
Research and Development	2	2	2
Corporate and administration	3	5	6
	5	7	8